INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS
Balance at the beginning of the period	$ 15,198	$ 4,461
Acquisition	51,518	13,292
Amortization	(6,058)	(2,677)	(875)
Impairment	(5,515)
Foreign currency translation adjustments	160	122
Balance at the end of the period	55,303	15,198	4,461
Gross carrying amount	64,503	18,500
Accumulated amortization	9,200	3,302
Expected amortization expense
2013	10,431
2014	8,666
2015	6,824
2016	5,414
2017 and thereafter	7,866
Contract backlog
INTANGIBLE ASSETS
Balance at the beginning of the period	790	49
Acquisition	1,470	1,425
Amortization	(1,611)	(696)
Foreign currency translation adjustments	3	12
Balance at the end of the period	652	790
Gross carrying amount	3,143	1,673
Accumulated amortization	2,491	883
Customer base and customer relationship
INTANGIBLE ASSETS
Balance at the beginning of the period	8,964	3,630
Acquisition	15,200	7,040
Amortization	(3,400)	(1,778)
Foreign currency translation adjustments	54	72
Balance at the end of the period	20,818	8,964
Gross carrying amount	26,390	11,190
Accumulated amortization	5,572	2,226
Trade name
INTANGIBLE ASSETS
Balance at the beginning of the period	2,073	782
Acquisition	29,989	1,425
Amortization	(428)	(168)
Impairment	(2,836)
Foreign currency translation adjustments	84	34
Balance at the end of the period	28,882	2,073
Gross carrying amount	29,388	2,235
Accumulated amortization	506	162
Trademark
INTANGIBLE ASSETS
Balance at the beginning of the period	3,026
Acquisition	513	3,043
Amortization	(157)	(17)
Impairment	(2,679)
Foreign currency translation adjustments	9
Balance at the end of the period	712	3,026
Gross carrying amount	877	3,043
Accumulated amortization	165	17
Non-compete agreement
INTANGIBLE ASSETS
Balance at the beginning of the period	345
Acquisition	1,887	359
Amortization	(225)	(18)
Foreign currency translation adjustments	10	4
Balance at the end of the period	2,017	345
Gross carrying amount	2,246	359
Accumulated amortization	229	14
Software technology
INTANGIBLE ASSETS
Acquisition	2,459
Amortization	(237)
Balance at the end of the period	2,222
Gross carrying amount	2,459
Accumulated amortization	237
Trademarks and trade names | VanceInfo
INTANGIBLE ASSETS
Impairment	$ (5,515)